Research and Development Expenses Related to License Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Licensing, milestone and license maintenance fees	$ 150	$ 1,055